Short-Term Investment (Details) - Wize Pharma Inc [Member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-Term Investment (Textual)
Business holding shares	356,803
Outstanding shares, percentage	2.20%	3.90%